Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Interest income
Loans	[1],[2]	$ 11,792	$ 11,912	$ 11,076	$ 23,704	$ 21,695
Securities	[1],[2]	2,277	2,303	1,645	4,580	3,103
Securities purchased under resale agreements and securities borrowed	[1],[2]	372	346	368	718	704
Deposits with financial institutions	[1],[2]	771	878	781	1,649	1,524
Interest income	[1],[2]	15,212	15,439	13,870	30,651	27,026
Interest expense
Deposits	[2]	9,761	9,913	8,652	19,674	16,486
Subordinated debentures	[2]	121	135	110	256	215
Other	[2]	636	618	648	1,254	1,302
Interest expenses	[2]	10,518	10,666	9,410	21,184	18,003
Net interest income	[2]	4,694	4,773	4,460	9,467	9,023
Non-interest income
Card revenues	[2]	214	209	190	423	391
Banking services fees	[2]	477	500	462	977	931
Credit fees	[2]	437	496	447	933	913
Mutual funds	[2]	551	538	527	1,089	1,059
Brokerage fees	[2]	317	291	269	608	548
Investment management and trust	[2]	273	266	256	539	509
Underwriting and advisory fees	[2]	196	136	154	332	256
Non-trading foreign exchange	[2]	245	228	227	473	459
Trading revenues	[2]	383	473	389	856	1,023
Net gain on sale of investment securities	[2]	19	3	56	22	100
Net income from investments in associated corporations	[2]	57	46	64	103	80
Insurance service results	[2]	108	114	112	222	212
Other fees and commissions	[2]	286	291	282	577	468
Other	[2]	90	69	18	159	(97)
Total non-interest income	[2]	3,653	3,660	3,453	7,313	6,852
Total revenue	[2]	8,347	8,433	7,913	16,780	15,875
Provision for credit losses	[2]	1,007	962	709	1,969	1,347
Profit from operating activity	[2]	7,340	7,471	7,204	14,811	14,528
Non-interest expenses
Salaries and employee benefits	[2]	2,455	2,446	2,424	4,901	4,762
Premises and technology	[2]	699	708	658	1,407	1,297
Depreciation and amortization	[2]	410	421	412	831	818
Communications	[2]	99	106	101	205	195
Advertising and business development	[2]	148	152	139	300	275
Professional	[2]	191	162	187	353	362
Business and capital taxes	[2]	171	183	158	354	319
Other	[2]	538	561	495	1,099	1,007
Total non-interest expenses	[2]	4,711	4,739	4,574	9,450	9,035
Income before taxes	[2]	2,629	2,732	2,630	5,361	5,493
Income tax expense	[2]	537	533	484	1,070	1,589
Net income	[2]	2,092	2,199	2,146	4,291	3,904
Net income attributable to non-controlling interests in subsidiaries	[2]	26	25	24	51	61
Net income attributable to equity holders of the Bank	[2]	2,066	2,174	2,122	4,240	3,843
Preferred shareholders and other equity instrument holders	[2]	123	108	104	231	205
Common shareholders	[2]	$ 1,943	$ 2,066	$ 2,018	$ 4,009	$ 3,638
Earnings per common share (in dollars)
Basic	[2],[3]	$ 1.59	$ 1.7	$ 1.69	$ 3.29	$ 3.05
Diluted	[2],[3]	1.57	1.68	1.68	3.25	3.02
Dividends paid per common share (in dollars)	[2]	$ 1.06	$ 1.06	$ 1.03	$ 2.12	$ 2.06

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $14,776 for the three months ended April 30, 2024 (January 31, 2024 – $14,898; April 30, 2023 – $13,384) and for the six months ended April 30, 2024 – $29,674 (April 30, 2023 – $26,094).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Earnings per share calculations are based on full dollar and share amounts.